Significant accounting policies - Goodwill (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant accounting policies
Number of reporting units | segment	1
Impairment losses recorded for goodwill | ¥	¥ 0	¥ 0	¥ 0